Cash Flow Information	12 Months Ended
Jun. 30, 2024
Statement of cash flows [abstract]
Cash Flow Information
(27) Cash Flow Information
a)Net cash used in operating activity
No cash interest and no cash taxes were paid during the year ended June 30, 2024 or June 30, 2023. The change in operating assets and liabilities, specifically Trade and other payables includes $18.7 million of payables from NETC that were extinguished upon consummation of the Capital Reorganisation. Refer to Note 25 – Capital reorganization (the “SPAC Merger”) for further details.
b)Net debt reconciliation
This section sets out an analysis of net debt and the movements in net debt for each of the periods presented.

	June 30,
Net debt	2024	2023

	(In thousands of US Dollars)
Cash and cash equivalents	11,081	2,060
Borrowings and other financial liabilities	(12,821)	(26,946)
Lease liabilities	(433)	(54)
Net debt	(2,172)	(24,940)
c)Net debt movements:

	Liabilities from financing activities
	Borrowings and other financial liabilities	Leases

	(In thousands of US Dollars)
Net debt as of July 1, 2021	(15,431)	(137)
Proceeds from loan from related party	(1,838)	—
Capital contribution (excluding tax impact)	2,315	—
Fixed payments	—	46
Interest payments	(2,109)	(10)
Interest expense	1,431	8
Net debt as of July 1, 2022	(15,632)	(93)
Proceeds from loan from related party	(11,138)	—
Capital contribution (excluding tax impact)	1,517	—
Fixed payments	—	43
Interest expense	(2,461)	(6)
Foreign exchange differences	767	3
Net debt as of June 30, 2023	(26,946)	(53)
Proceeds from loans	(35,285)	—
Additions	(5,000)	(394)
Conversion of loans from AgCentral Energy Ltd	34,447	—
Conversion of loans from Nabors Lux	15,000	—
Fair value of embedded derivatives	5,486	—
Fixed payments	—	55
Interest expense	(522)	(23)
Foreign exchange differences	—	(18)
Net debt as of June 30, 2024	(12,821)	(433)
d)Non-cash investing and financing activities
Non-cash investing and financing activities disclosed in other notes are:
•Right -of-use assets — See Note 16 – Right -of-use assets
•Grant of MEP shares and Earnout Shares — See Note 20 – Reserves
•Derivative financial instrument — See Note 13 – Borrowings and other financial liabilitiess
•Capital Reorganisation - See Note 25 – Capital reorganization (the “SPAC Merger”)